Application of critical estimates and judgments (Tables)	12 Months Ended
Dec. 31, 2018
Application Of Critical Estimates And Judgments
Schedule of useful life of assets
	2018	2017
Buildings and improvements	3.42	3.36
Machinery, equipment and installations	8.04	8.34
Mines and wells	8.84	8.84
Furniture and fixtures	10.03	10.13
IT equipment	20.13	20.09
Lab equipment	9.53	9.56
Security equipment	9.72	9.77
Vehicles	17.83	17.51
Other	18.82	18.17